Emoluments of Directors and Supervisors - Details of the Emoluments of Directors and Supervisors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 15,143	¥ 16,598	¥ 13,042
Contribution to retirement benefit scheme	1,568	1,338	1,796
Total	16,711	17,936	14,838
Executive director [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	644
Contribution to retirement benefit scheme	180
Total	824	0	983
Executive director [member] | Mr. Duan Liangwei [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	196
Contribution to retirement benefit scheme	41
Total	237
Executive director [member] | Mr. Huang Yongzhang [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	505
Contribution to retirement benefit scheme	124
Total	629
Executive director [member] | Mr. Ren Lixin [Member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	139
Contribution to retirement benefit scheme	56
Total	195		0
Non-executive directors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	2,732
Salaries, allowances and other benefits	196
Contribution to retirement benefit scheme	41
Total	2,969	2,503	1,782
Non-executive directors [member] | Mr. Duan Liangwei [member]
Disclosure of transactions between related parties [Line Items]
Total		735
Non-executive directors [member] | Mr. Lin Boqiang [member]
Disclosure of transactions between related parties [Line Items]
Total	0	388	386
Non-executive directors [member] | Mr. Zhang Biyi [member]
Disclosure of transactions between related parties [Line Items]
Total	0	398	386
Non-executive directors [member] | Ms. Elsie Leung Oi-sie [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	556
Total	556	331	319
Non-executive directors [member] | Mr. Tokuchi Tatsuhito [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	527
Total	527	331	351
Non-executive directors [member] | Mr. Simon Henry [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	499
Total	499	320	340
Non-executive directors [member] | Mr. Cai Jinyong [Member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	575
Total	575
Non-executive directors [member] | Mr. Jiang Xiaoming [Member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	575
Total	575
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	3,383
Contribution to retirement benefit scheme	387
Total	3,770	4,577	4,045
Supervisors [member] | Fu Suotang [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,325
Contribution to retirement benefit scheme	108
Total	1,433	1,367	1,155
Supervisors [member] | Mr. Li Jiamin [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,109
Contribution to retirement benefit scheme	146
Total	1,255	1,006	978
Supervisors [member] | Mr. Liu Xianhua [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	847
Contribution to retirement benefit scheme	98
Total	945	1,011	845
Supervisors [member] | Mr. Li Wendong [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	102
Contribution to retirement benefit scheme	35
Total	137	1,193	1,067
Directors and supervisors [member]
Disclosure of transactions between related parties [Line Items]
Fee for directors and supervisors	2,732
Salaries, allowances and other benefits	4,223
Contribution to retirement benefit scheme	608
Total	¥ 7,563	¥ 7,080	¥ 6,810